DISPOSALS - Narrative (Details) $ in Millions				12 Months Ended
	Dec. 12, 2025 USD ($)	Dec. 01, 2025 USD ($) mineSite	May 01, 2025 USD ($) tranches	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Cash				$ (158)	$ 0	$ 0
Reversal of impairment of assets				58	$ 60	$ 38
Mineraçao Serra Grande Mine (MSG) | Disposal groups classified as held for sale
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Number of mechanised undergound mines | mineSite		3
Number of mechanised undergound mines, metallurgical | mineSite		1
Consideration received		$ 117
Cash		73
Contingent consideration asset	$ 44	$ 44
Net smelter returns participation, percentage		3.00%
Contingent consideration payments, discount rate		8.00%
Reversal of impairment of assets		$ 58
Doropo And ABC
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration received			$ 162
Cash			25
Contingent consideration asset			34
Deferred consideration			103
Loss on disposal			$ 47
Number of tranches | tranches			3
Additional contingent consideration to received			$ 25
Contingent consideration received on disposal, payment term			18 months
Doropo And ABC | Tranche 1
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Deferred consideration			$ 50
Deferred consideration received on disposal, payment term			18 months
Doropo And ABC | Tranche 2
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Deferred consideration			$ 75
Deferred consideration received on disposal, payment term			30 months
Doropo And Archean-Birimian Contact (ABC)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Contingent consideration asset				$ 38
Contingent consideration, milestone payment based on mineral reserve declaration			$ 10
Contingent consideration, net smelter returns royalty percentage			2.00%